Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2022 USD ($) $ / £	Jun. 30, 2022 USD ($) $ / £	Dec. 31, 2021 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.2040	1.2151	1.3486
US dollar
Financial risk management activities
Net debt	$ 641,100	$ 613,000	$ 636,977
Hedged future revenues	(50,780)	(22,800)	(34,124)
Unhedged borrowings	590,320	590,200	602,853
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (8,900)	$ (37,000)	$ (13,023)